DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Decommissioning Liabilities [Abstract]
Disclosure of detailed information about decommissioning liability [Table Text Block]
	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non- Operating Properties(1)	Total
Balance at December 31, 2022	$15,423	$10,839	$11,306	$100,979	$10,470	$149,017
Movements during the year:
Change in rehabilitation provision	(2,687)	816	(634)	(3,183)	139	(5,549)
Reclamation costs incurred	-	-	-	(270)	(5)	(275)
Accretion expense	1,467	1,032	1,076	3,796	954	8,325
Foreign exchange gain	-	-	-	-	46	46
Balance at December 31, 2023	$14,203	$12,687	$11,748	$101,322	$11,604	$151,564
Movements during the year:
Change in rehabilitation provision	(2,346)	(1,302)	(1,362)	6,165	(2,159)	(1,004)
Reclamation costs incurred	-	(387)	(140)	(480)	(96)	(1,103)
Accretion expense	1,372	1,228	1,136	4,798	1,076	9,610
Balance at December 31, 2024	$13,229	$12,226	$11,382	$111,805	$10,425	$159,067

(1) Non-operating properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines, along with the La Luz project. La Guitarra and La Parrilla were classified as assets held-for-sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2024, the assets and liabilities have been derecognized (Note 14).